SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted earnings per share (Details)	6 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($)
Numerator:
Net income (loss) attributable to Recon Technology, Ltd	¥ (29,876,418)	$ (4,330,985)	¥ 111,357,510
Denominator:
Weighted-average number of ordinary shares outstanding - basic	33,800,718	33,800,718	27,312,581
Outstanding options/warrants/convertible notes	¥ 10,536,433		¥ 10,393,622	$ 10,536,433
Potentially dilutive shares from outstanding options/warrants/convertible notes			1,464,411
Weighted-average number of ordinary shares outstanding - diluted	33,800,718	33,800,718	28,776,992
Earnings (loss) per share - basic | (per share)	¥ (0.88)	$ (0.13)	¥ 4.08
Earnings (loss) per share - diluted | (per share)	¥ (0.88)	$ (0.13)	¥ 3.87